Organization and Nature of Business Operations (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 23, 2021	Dec. 31, 2020	Dec. 31, 2021
Organization and Nature of Business Operations (Details) [Line Items]
Price per share (in Dollars per share)			$ 11.5
Percentage of gross proceeds			3.50%
Borrowing amount			$ 300,000
Note payable due to related party			40,000
Proceeds of initial public offering			172,500,000
Pay its expenses only from net proceeds			43,324
Pay dissolution expenses			100,000
Pay franchise and income taxes			100,000
Public offering cost	$ 172,500,000
Class A common shares (in Dollars per share)	$ 10
Operating bank account			43,324
Cash and cash equivalents			172,516,200
Working capital			1,957,395
Tax payable			200,000
Public Offering [Member]
Organization and Nature of Business Operations (Details) [Line Items]
Shares sold (in Shares)	17,250,000
Price per share (in Dollars per share)	$ 10
Underwriting commissions			$ 3,450,000
Percentage of gross proceeds			2.00%
Other offering costs			$ 485,257
Public share par value (in Dollars per share)			$ 0.0001
Proceeds of initial public offering			$ 172,500,000
Over-allotment option [Member]
Organization and Nature of Business Operations (Details) [Line Items]
Shares sold (in Shares)	2,250,000
Private Placement Units [Member]
Organization and Nature of Business Operations (Details) [Line Items]
Shares sold (in Shares)	520,000
Price per share (in Dollars per share)	$ 10
Gross proceeds			$ 5,200,000
Public Units [Member]
Organization and Nature of Business Operations (Details) [Line Items]
Shares sold (in Shares)			17,250,000
Gross proceeds			$ 172,500,000